UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: November 30,

Date of reporting period: November 30, 2020

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)

Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS® FUND

Investor Class (ECOLX)

Institutional Class (RIVEX)

ANNUAL REPORT

NOVEMBER 30, 2020

RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Table of Contents

Riverbridge Growth Fund
Shareholder Letter	1
Fund Performance	5
Schedule of Investments	6
Riverbridge Eco Leaders® Fund
Shareholder Letter	9
Fund Performance	13
Schedule of Investments	14
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	34
Supplemental Information	35
Expense Examples	42

Based on the recommendation of Riverbridge Partners, LLC , the Funds’ advisor, the Board of Trustees of the Trust has approved the proposed reorganization of the Riverbridge Eco Leaders Fund (the “Target Fund”) into the Riverbridge Growth Fund (the “Acquiring Fund”), subject to approval by the shareholders of the Target Fund. If approved, the Reorganization is expected to take effect in the first quarter of 2021.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Fellow Shareholder:

In an extraordinary period for investors and society in general, Shareholders in the Riverbridge Growth Fund (the Fund) experienced strong returns in the Fiscal Year ending November 30, 2020. The Fund’s performance exceeded that of the Fund’s primary benchmark, the Russell 3000 Growth® Index. The Fund significantly outperformed its secondary benchmark, the S&P 500© Index. As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire economic cycle, typically 4-8 years.

Performance

	FY 2020 (12/1/19- 11/30/20)	SINCE INCEPTION (12/31/12)
RIVRX at NAV	38.51%	17.60%
RIVBX at NAV	38.80%	17.85%
Russell 3000 Growth	35.73%	18.64%
S&P 500	17.46%	14.81%

The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please call (888) 447-4470 for most recent month end performance.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.
www.riverbridge.com

Market and Economic Environment

During the twelve-month period ending November 30, 2020, the U.S. equity market overcame unprecedented challenges to produce quite strong returns. The global COVID-19 pandemic and social distancing measures instituted in an attempt to slow its spread dominated investor behavior and daily life. A bitterly contested presidential election created additional uncertainty.

Despite these obstacles, the stock market generated yet another year of positive returns. The market fell sharply at the end of the first quarter of calendar 2020, as the first wave of victims of the COVID-19 virus overwhelmed health care providers, prompting a wave of business and school closures, widespread layoffs, cancelled sporting events, and other disruptions to daily routines. The decline in the stock market in early 2020 officially ended the longest bull market in U.S. history. Almost as quickly, however, the market recovered, supported by accommodative monetary policy and a massive fiscal stimulus package. The period ended with a sharp rally in November, as a result of encouraging news regarding the efficacy of COVID-19 vaccines and resolution of political uncertainty. In November, the Dow Jones Industrial Average recorded its best single monthly increase since January of 1987.

For the period overall, a small group of large-capitalization Information Technology companies led the market’s strong performance. Market participants favored the Technology companies which enabled millions of employees to instantaneously shift to a “Working from Home” environment. Large cap stocks outperformed small caps. Toward the end of the twelve-month period, cyclical sectors such as Energy and Financials assumed market leadership, due to expectations of a recovery in the economy in general and in industries particularly hurt by the social distancing measures necessitated by the pandemic.

Performance Discussion

The Fund’s strong absolute and relative performance in Fiscal 2020 is the result of our relentless focus on companies with enduring growth prospects. Many of the companies in which the Fund is invested provide an essential product or service, critical to the functioning of their customers. In a period when significant portions of the economy were shut down, the companies in the Fund in general either remained at or quickly returned to normal staffing and hiring levels, maintained investment initiatives, and worked with their customers to fulfill unique needs. These activities should strengthen customer relationships and position them well for future opportunities.

In addition to providing a mission-critical product or service, the companies in which the Fund is invested typically are able to finance their growth through internal capital. They are not dependent upon the equity or credit markets to fund their activities.

The strong balance sheets of the companies in the Fund reduce the risk to their viability in the very challenging economic environment which prevailed for much of the period. Equally importantly, however, our Fund companies’ strong balance sheets are powerful offensive weapons. While many of their competitors are forced to curtail growth initiatives in order to preserve cash, the companies in the Fund are able to maintain and expand investments in future growth. This positions them very well for “the new normal” which is sure to emerge following the pandemic.

The Fund’s outperformance of the primary benchmark in the most recent fiscal year is particularly noteworthy, given its historical performance patterns, and those of the Riverbridge All Cap Growth portfolio, upon which the Fund is based. The Fund seeks to invest in companies with fundamental attributes which allow them to grow regardless of the overall economic environment.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.
www.riverbridge.com

Consequently, historically the Fund and our All Cap Growth portfolio have generated their best relative performance in periods when the economic and market environments were more challenging. The Fund was able to overcome this stylistic headwind in Fiscal 2020.

Similarly, the Fund was able to overcome investors’ preference for large cap stocks over small caps during Fiscal 2020. Approximately one-half of the Fund’s investments are in small and mid-cap companies. The Russell 3000 Growth® Index, however, is more heavily weighted toward large caps. Market participants’ recognition of the strong fundamental characteristics of the companies in the Fund allowed to Fund to outperform its benchmarks notwithstanding this drag on relative performance during the period.

From a sector standpoint, our investments in the Health Care and Industrials sectors contributed to the Fund’s performance relative to the primary benchmark. Our Information Technology holdings detracted from results.

In the Health Care sector, the Fund’s holdings collectively appreciated more than 62%, compared to the Health Care companies in the Russell 3000 Growth® Index, which rose approximately 21%. Our investments in the Industrials sector appreciated almost 35% in aggregate, materially exceeding the 9% return of the Industrials sector of the Russell 3000 Growth® Index.

The Fund’s investments in the Information Technology sector detracted from relative performance during the period. Our IT investments collectively rose almost 42% but could not keep up with the even stronger 50% return of the IT companies in the primary benchmark.

Outlook

It is probably safe to opine that investors will face a less tumultuous next twelve months than they have encountered in the past year. In particular, election risks and pandemic fears should subside. Similar to every new year, however, much consternation will remain. Investors will closely monitor the global recovery from the pandemic. The actions of the new administration will be scrutinized with respect to global economic policies and domestic business priorities. Despite the tumult of 2020, many stocks are carrying historically high valuations. Whether these valuations are justified will hinge on the post-pandemic fundamental strength of the underlying companies. In short, investors will still be forced to traverse an uncertain landscape.

Those investors who demonstrate the fortitude to resist their emotional impulses will navigate this uncertain market terrain best. Riverbridge will continue to identify and invest in businesses that are both resilient and adaptive. Our portfolio companies have done a great job of responding to the unique challenges currently being presented. We, as a country and as a world, will not return to our former definition of “normal.” Post pandemic, we will experience a “new normal.” The Riverbridge portfolio companies have a head start and are well positioned to thrive in this new normal.

Thank you for investing in the Riverbridge Growth Fund.

Riverbridge Partners, LLC

The views in this letter were as of November 30, 2020 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.
www.riverbridge.com

Risk Disclosures: Investing involves risk, including the possible loss of principal. The Fund invests in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund invests in foreign securities through the use of ADRs. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards and less stringent regulation of securities markets. Emerging market countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. The Fund will typically invest in the securities of fewer issuers.

If the Fund's portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.

Market Turbulence Resulting from COVID-19: The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies, and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the fund.

The Russell 3000 Growth® Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500© Index is a broad-based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. An investor cannot invest directly in an index.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.
www.riverbridge.com

Riverbridge Growth Fund

FUND PERFORMANCE at November 30, 2020(Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 3000® Growth Index and the S&P 500® Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. These indices do not reflect expenses, fees or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of November 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class	38.51%	19.12%	17.60%	12/31/12
Institutional Class	38.80%	19.37%	17.85%	12/31/12
Russell 3000® Growth Index	35.73%	19.11%	18.64%	12/31/12
S&P 500® Index	17.46%	13.99%	14.81%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 447-4470.

Gross and net expense ratios for the Investor Class shares were 1.34% and 1.21%, respectively, and for the Institutional Class shares were 1.09% and 0.96%, respectively, which were the amounts stated in the current prospectus dated April 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 1.00% redemption fee.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS — 98.3%
	COMMUNICATION SERVICES — 4.9%
1,409	Alphabet, Inc. - Class A*	$2,471,949
1,409	Alphabet, Inc. - Class C*	2,480,883
25,003	IAC/InterActiveCorp*	3,550,176
6,224	Netflix, Inc.*	3,054,117
		11,557,125
	CONSUMER DISCRETIONARY — 11.0%
2,679	Amazon.com, Inc.*	8,487,179
33,956	Five Below, Inc.*	5,310,718
86,976	Gentex Corp.	2,835,418
49,028	Grand Canyon Education, Inc.*	4,092,367
56,006	Starbucks Corp.	5,489,708
		26,215,390
	HEALTH CARE — 19.6%
20,628	Amedisys, Inc.*	5,049,528
9,009	Chemed Corp.	4,308,554
26,220	Danaher Corp.	5,889,799
10,845	IDEXX Laboratories, Inc.*	4,999,328
21,726	Neogen Corp.*	1,612,504
51,951	Roche Holding A.G. - ADR[1]	2,120,640
22,685	Teladoc Health, Inc.*	4,509,097
13,133	UnitedHealth Group, Inc.	4,417,153
26,971	Veeva Systems, Inc. - Class A*	7,467,461
23,356	West Pharmaceutical Services, Inc.	6,426,637
		46,800,701
	INDUSTRIALS — 24.0%
30,014	A.O. Smith Corp.	1,690,088
11,136	CoStar Group, Inc.*	10,140,108
125,787	Fastenal Co.	6,220,167
127,266	Healthcare Services Group, Inc.	3,012,386
50,261	HEICO Corp.	6,211,254
57,108	IHS Markit Ltd.[1]	5,679,962
33,566	Proto Labs, Inc.*	4,637,479
105,470	Ritchie Bros Auctioneers, Inc.[1]	7,573,801
104,678	Rollins, Inc.	5,985,488
30,953	Verisk Analytics, Inc. - Class A	6,138,289
		57,289,022
	INFORMATION TECHNOLOGY — 35.2%
39,238	2U, Inc.*	1,267,780
36,665	Analog Devices, Inc.	5,099,368
16,183	ANSYS, Inc.*	5,470,825
49,676	Blackline, Inc.*	6,105,180

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
39,609	Globant S.A.*[1]	$7,473,426
23,713	Guidewire Software, Inc.*	2,904,368
20,439	Jack Henry & Associates, Inc.	3,287,818
51,779	Microsoft Corp.	11,084,330
69,887	National Instruments Corp.	2,615,870
8,536	NVIDIA Corp.	4,575,808
19,371	Paycom Software, Inc.*	8,079,257
80,897	Pluralsight, Inc. - Class A*	1,325,093
30,262	salesforce.com, Inc.*	7,438,400
9,261	ServiceNow, Inc.*	4,950,468
19,761	Tyler Technologies, Inc.*	8,449,804
17,291	Visa, Inc. - Class A	3,637,162
		83,764,957
	MATERIALS — 3.6%
26,806	Ecolab, Inc.	5,954,953
10,441	Linde PLC[1]	2,677,281
		8,632,234
	TOTAL COMMON STOCKS
	(Cost $132,446,689)	234,259,429
	SHORT-TERM INVESTMENTS — 1.7%
4,035,310	Fidelity Institutional Treasury Fund, 0.01%[2]	4,035,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,035,310)	4,035,310

	TOTAL INVESTMENTS — 100.0%
	(Cost $136,481,999)	238,294,739
	Other Assets Less Liabilities — 0.0%	22,187
	NET ASSETS — 100.0%	$238,316,926

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	35.2%
Industrials	24.0%
Health Care	19.6%
Consumer Discretionary	11.0%
Communication Services	4.9%
Materials	3.6%
Total Common Stocks	98.3%
Short-Term Investments	1.7%
Total Investments	100.0%
Other assets less liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Fellow Shareholder:

In an extraordinary period for investors and society in general, Shareholders in the Riverbridge Eco Leaders Fund (the Fund) experienced strong returns in the Fiscal Year ending November 30, 2020. The Fund’s performance exceeded that of the Fund’s primary benchmark, the Russell 3000 Growth® Index. The Fund significantly outperformed its secondary benchmark, the S&P 500© Index. As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire economic cycle, typically 4-8 years.

Performance

	FY 2020	SINCE INCEPTION
	(12/1/19- 11/30/20)	(12/31/14)
ECOLX at NAV	38.69%	16.89%
RIVEX at NAV	38.97%	17.16%
Russell 3000 Growth	35.73%	17.25%
S&P 500	17.46%	12.26%

The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please call (888) 447-4470 for most recent month end performance.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.

www.riverbridge.com

Market and Economic Environment

During the twelve-month period ending November 30, 2020, the U.S. equity market overcame unprecedented challenges to produce quite strong returns. The global COVID-19 pandemic and social distancing measures instituted in an attempt to slow its spread dominated investor behavior and daily life. A bitterly contested presidential election created additional uncertainty.

Despite these obstacles, the stock market generated yet another year of positive returns. The market fell sharply at the end of the first quarter of calendar 2020, as the first wave of victims of the COVID-19 virus overwhelmed health care providers, prompting a wave of business and school closures, widespread layoffs, cancelled sporting events, and other disruptions to daily routines. The decline in the stock market in early 2020 officially ended the longest bull market in U.S. history. Almost as quickly, however, the market recovered, supported by accommodative monetary policy and a massive fiscal stimulus package. The period ended with a sharp rally in November, as a result of encouraging news regarding the efficacy of COVID-19 vaccines and resolution of political uncertainty. In November, the Dow Jones Industrial Average recorded its best single monthly increase since January of 1987.

For the period overall, a small group of large-capitalization Information Technology companies led the market’s strong performance. Market participants favored the Technology companies which enabled millions of employees to instantaneously shift to a “Working from Home” environment. Large cap stocks outperformed small caps. Toward the end of the twelve-month period, cyclical sectors such as Energy and Financials assumed market leadership, due to expectations of a recovery in the economy in general and in industries particularly hurt by the social distancing measures necessitated by the pandemic.

Performance Discussion

The Fund’s strong absolute and relative performance in Fiscal 2020 is the result of our relentless focus on companies with enduring growth prospects. Many of the companies in which the Fund is invested provide an essential product or service, critical to the functioning of their customers. In a period when significant portions of the economy were shut down, the companies in the Fund in general either remained at or quickly returned to normal staffing and hiring levels, maintained investment initiatives, and worked with their customers to fulfill unique needs. These activities should strengthen customer relationships and position them well for future opportunities.

In addition to providing a mission-critical product or service, the companies in which the Fund is invested typically are able to finance their growth through internal capital. They are not dependent upon the equity or credit markets to fund their activities. The strong balance sheets of the companies in the Fund reduce the risk to their viability in the very challenging economic environment which prevailed for much of the period.

Equally importantly, however, our Fund companies’ strong balance sheets are powerful offensive weapons. While many of their competitors are forced to curtail growth initiatives in order to preserve cash, the companies in the Fund are able to maintain and expand investments in future growth.

This positions them very well for “the new normal” which is sure to emerge following the pandemic. The Fund’s outperformance of the primary benchmark in the most recent fiscal year is particularly noteworthy, given its historical performance patterns, and those of the Riverbridge Eco Leaders portfolio, upon which the Fund is based. The Fund seeks to invest in companies with fundamental attributes which allow them to grow regardless of the overall economic environment. Consequently, historically the Fund and our Eco Leaders portfolio have generated their best relative performance in periods when the economic and market environments were more challenging. The Fund was able to overcome this stylistic headwind in Fiscal 2020.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.

www.riverbridge.com

Similarly, the Fund was able to overcome investors’ preference for large cap stocks over small caps during Fiscal 2020. Approximately one-half of the Fund’s investments are in small and mid-cap companies. The Russell 3000 Growth® Index, however, is more heavily weighted toward large caps. Market participants’ recognition of the strong fundamental characteristics of the companies in the Fund allowed to Fund to outperform its benchmarks notwithstanding this drag on relative performance during the period.

From a sector standpoint, our investments in the Health Care and Industrials sectors contributed to the Fund’s performance relative to the primary benchmark. Our Information Technology holdings detracted from results.

In the Health Care sector, the Fund’s holdings collectively appreciated more than 61%, compared to the Health Care companies in the Russell 3000 Growth® Index, which rose approximately 21%. Our investments in the Industrials sector appreciated more than 35% in aggregate, materially exceeding the 9% return of the Industrials sector of the Russell 3000 Growth® Index.

The Fund’s investments in the Information Technology sector detracted from relative performance during the period. Our IT investments collectively rose more than 42% but could not keep up with the even stronger 50% return of the IT companies in the primary benchmark.

Outlook

It is probably safe to opine that investors will face a less tumultuous next twelve months than they have encountered in the past year. In particular, election risks and pandemic fears should subside. Similar to every new year, however, much consternation will remain. Investors will closely monitor the global recovery from the pandemic. The actions of the new administration will be scrutinized with respect to global economic policies and domestic business priorities.

Despite the tumult of 2020, many stocks are carrying historically high valuations. Whether these valuations are justified will hinge on the post-pandemic fundamental strength of the underlying companies. In short, investors will still be forced to traverse an uncertain landscape.

Those investors who demonstrate the fortitude to resist their emotional impulses will navigate this uncertain market terrain best. Riverbridge will continue to identify and invest in businesses that are both resilient and adaptive.

Our portfolio companies have done a great job of responding to the unique challenges currently being presented. We, as a country and as a world, will not return to our former definition of “normal.” Post pandemic, we will experience a “new normal.” The Riverbridge portfolio companies have a head start and are well positioned to thrive in this new normal.

Thank you for investing in the Riverbridge Eco Leaders Fund.

Riverbridge Partners, LLC

The views in this letter were as of November 30, 2020 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.

www.riverbridge.com

Risk Disclosures: Investing involves risk, including the possible loss of principal. The Fund is subject to Environmental Policy Risk, the Funds investment focus on environmental factors could cause it to make or avoid investments that could result in the Fund underperforming funds that do not have an environmental focus. The Fund invests in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund invests in foreign securities through the use of ADRs. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards and less stringent regulation of securities markets. Emerging market countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. The Fund will typically invest in the securities of fewer issuers. If the Fund's portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.

Market Turbulence Resulting from COVID-19: The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies, and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the fund.

The Russell 3000 Growth® Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500© Index is a broad-based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. An investor cannot invest directly in an index.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.

www.riverbridge.com

Riverbridge Eco Leaders® Fund

FUND PERFORMANCE at November 30, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 3000® Growth Index and the S&P 500® Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. These indices do not reflect expenses, fees or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of November 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class	38.69%	19.29%	16.89%	12/31/14
Institutional Class	38.97%	19.54%	17.16%	12/31/14
Russell 3000® Growth Index	35.73%	19.11%	17.25%	12/31/14
S&P 500® Index	17.46%	13.99%	12.26%	12/31/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 447-4470.

Gross and net expense ratios for the Investor Class shares were 4.59% and 1.22%, respectively, and for the Institutional Class shares were 4.34% and 0.97%, respectively, which were the amounts stated in the current prospectus dated April 1, 2020, as supplemented on September 30, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 1.00% redemption fee.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS — 96.7%
	COMMUNICATION SERVICES — 4.4%
148	Alphabet, Inc. - Class A*	$259,651
1,532	IAC/InterActiveCorp*	217,529
376	Netflix, Inc.*	184,503
		661,683
	CONSUMER DISCRETIONARY — 10.6%
155	Amazon.com, Inc.*	491,046
2,079	Five Below, Inc.*	325,156
5,454	Gentex Corp.	177,800
3,005	Grand Canyon Education, Inc.*	250,827
3,434	Starbucks Corp.	336,601
		1,581,430
	HEALTH CARE — 19.5%
1,265	Amedisys, Inc.*	309,659
550	Chemed Corp.	263,038
1,608	Danaher Corp.	361,205
666	IDEXX Laboratories, Inc.*	307,013
1,473	Neogen Corp.*	109,326
3,559	Roche Holding A.G. - ADR[1]	145,278
1,394	Teladoc Health, Inc.*	277,086
807	UnitedHealth Group, Inc.	271,426
1,664	Veeva Systems, Inc. - Class A*	460,712
1,427	West Pharmaceutical Services, Inc.	392,653
		2,897,396
	INDUSTRIALS — 24.0%
1,832	A.O. Smith Corp.	103,160
712	CoStar Group, Inc.*	648,326
7,382	Fastenal Co.	365,040
7,817	Healthcare Services Group, Inc.	185,028
3,279	HEICO Corp.	405,219
3,496	IHS Markit Ltd.[1]	347,712
2,060	Proto Labs, Inc.*	284,610
6,779	Ritchie Bros Auctioneers, Inc.[1]	486,800
6,347	Rollins, Inc.	362,921
1,905	Verisk Analytics, Inc. - Class A	377,781
		3,566,597
	INFORMATION TECHNOLOGY — 34.7%
2,099	2U, Inc.*	67,819
2,251	Analog Devices, Inc.	313,069
1,104	ANSYS, Inc.*	373,218
3,111	Blackline, Inc.*	382,342
2,416	Globant S.A.*[1]	455,851

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,420	Guidewire Software, Inc.*	$173,922
1,252	Jack Henry & Associates, Inc.	201,397
3,121	Microsoft Corp.	668,113
4,380	National Instruments Corp.	163,943
	517 NVIDIA Corp.	277,143
1,190	Paycom Software, Inc.*	496,325
4,900	Pluralsight, Inc. - Class A*	80,262
1,918	salesforce.com, Inc.*	471,444
547	ServiceNow, Inc.*	292,399
1,213	Tyler Technologies, Inc.*	518,679
1,064	Visa, Inc. - Class A	223,812
		5,159,738
	MATERIALS — 3.5%
1,644	Ecolab, Inc.	365,214
626	Linde PLC[1]	160,519
		525,733
	TOTAL COMMON STOCKS
	(Cost $10,222,910)	14,392,577
	SHORT-TERM INVESTMENTS — 2.8%
412,722	Fidelity Institutional Treasury Fund, 0.01%[2]	412,722
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $412,722)	412,722

	TOTAL INVESTMENTS — 99.5%
	(Cost $10,635,632)	14,805,299
	Other Assets Less Liabilities — 0.5%	69,700
	NET ASSETS — 100.0%	$14,874,999

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

SUMMARY OF INVESTMENTS

As of November 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	34.7%
Industrials	24.0%
Health Care	19.5%
Consumer Discretionary	10.6%
Communication Services	4.4%
Materials	3.5%
Total Common Stocks	96.7%
Short-Term Investments	2.8%
Total Investments	99.5%
Other assets less liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2020

	Growth Fund	Eco Leaders Fund
Assets:
Investments, at value (cost $136,481,999 and 10,635,632, respectively)	$238,294,739	$14,805,299
Receivables:
Fund shares sold	340,018	250,265
Dividends and interest	122,196	7,430
Due from Advisor	-	8,884
Prepaid expenses	29,234	16,497
Total Assets	238,786,187	15,088,375

Liabilities:
Payables:
Investment securities purchased	-	152,716
Fund shares redeemed	231,074	12,694
Advisory fees	130,692	-
Shareholder servicing fees (Note 8)	26,170	1,530
Distribution fees (Note 7)	3,689	2,082
Fund administration fees	29,242	11,546
Transfer agent fees and expenses	5,672	4,278
Custody fees	4,687	3,315
Auditing fees	18,700	18,700
Trustees' deferred compensation (Note 3)	4,792	4,459
Legal fees	1,812	226
Chief Compliance Officer fees	903	937
Trustees' fees and expenses	290	14
Accrued other expenses	11,538	879
Total Liabilities	469,261	213,376

Net Assets	$238,316,926	$14,874,999

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$130,527,241	$10,150,029
Total distributable earnings	107,789,685	4,724,970
Net Assets	$238,316,926	$14,874,999

Investor Class:
Net assets applicable to shares outstanding	$19,094,207	$10,985,622
Shares of beneficial interest issued and outstanding	630,362	535,286
Net asset value, offering and redemption price per share	$30.29	$20.52

Institutional Class:
Net assets applicable to shares outstanding	$219,222,719	$3,889,377
Shares of beneficial interest issued and outstanding	7,099,049	186,661
Net asset value, offering and redemption price per share	$30.88	$20.84

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2020

	Growth Fund	Eco Leaders Fund
Investment income:
Dividends (net of foreign withholdings taxes of $19,264 and $1,109, respectively)	$1,016,344	$55,497
Interest	14,271	839
Total investment income	1,030,615	56,336

Expenses:
Advisory fees	1,284,992	81,365
Shareholder servicing fees (Note 8)	135,598	8,933
Distribution fees (Note 7)	26,141	17,221
Fund administration fees	187,967	84,198
Transfer agent fees and expenses	38,759	25,736
Custody fees	34,188	21,353
Registration fees	37,651	31,299
Shareholder reporting fees	19,964	5,845
Auditing fees	18,700	18,700
Legal fees	17,299	7,918
Miscellaneous	11,651	4,780
Trustees' fees and expenses	9,700	8,491
Chief Compliance Officer fees	8,701	8,649
Insurance fees	2,406	2,071

Total expenses	1,833,717	326,559
Advisory fees waived	(162,786)	(81,365)
Other expenses absorbed	—	(137,592)
Net expenses	1,670,931	107,602
Net investment loss	(640,316)	(51,266)

Realized and Unrealized Gain:
Net realized gain on investments	6,978,877	653,288
Net change in unrealized appreciation/depreciation on investments	52,687,642	2,788,724
Net realized and unrealized gain	59,666,519	3,442,012

Net increase in Net Assets from Operations	$59,026,203	$3,390,746

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(640,316)	$(245,096)
Net realized gain on investments	6,978,877	1,580,807
Net change in unrealized appreciation/depreciation on investments	52,687,642	15,932,438
Net increase from payments by affiliates (Note 3)	-	45,082
Net increase in net assets resulting from operations	59,026,203	17,313,231

Distributions to Shareholders:
Distributions:
Investor Class	(98,549)	(430,023)
Institutional Class	(1,698,487)	(5,899,424)
Total distributions to shareholders	(1,797,036)	(6,329,447)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	14,404,250	2,535,738
Institutional Class	94,804,756	32,744,349
Reinvestment of distributions:
Investor Class	94,075	419,438
Institutional Class	1,607,652	5,537,863
Cost of shares redeemed:
Investor Class[1]	(6,026,653)	(2,732,456)
Institutional Class[2]	(54,783,092)	(16,501,803)
Net increase in net assets from capital transactions	50,100,988	22,003,129

Total increase in net assets	107,330,155	32,986,913

Net Assets:
Beginning of period	130,986,771	97,999,858
End of period	$238,316,926	$130,986,771
Capital Share Transactions:
Shares sold:
Investor Class	563,977	123,514
Institutional Class	3,823,159	1,586,619
Shares reinvested:
Investor Class	4,266	24,952
Institutional Class	71,642	324,231
Shares redeemed:
Investor Class	(256,754)	(137,653)
Institutional Class	(2,288,716)	(813,726)
Net increase in capital share transactions	1,917,574	1,107,937

[1]	Net of redemption fee proceeds of $9,832 and $7,470, respectively.

[2]	Net of redemption fee proceeds of $32,727 and $351, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(51,266)	$(26,623)
Net realized gain on investments	653,288	212,998
Net change in unrealized appreciation/depreciation on investments	2,788,724	848,816
Net increase in net assets resulting from operations	3,390,746	1,035,191

Distributions to Shareholders:
Distributions:
Investor Class	(167,623)	(370,001)
Institutional Class	(67,177)	(115,620)
Total distributions to shareholders	(234,800)	(485,621)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,617,959	2,801,129
Institutional Class	2,119,060	1,236,390
Reinvestment of distributions:
Investor Class	167,092	368,312
Institutional Class	50,851	108,627
Cost of shares redeemed:
Investor Class[1]	(3,724,230)	(2,181,983)
Institutional Class[2]	(1,547,862)	(177,551)
Net increase in net assets from capital transactions	4,682,870	2,154,924

Total increase in net assets	7,838,816	2,704,494

Net Assets:
Beginning of period	7,036,183	4,331,689
End of period	$14,874,999	$7,036,183
Capital Share Transactions:
Shares sold:
Investor Class	441,577	206,992
Institutional Class	122,058	88,025
Shares reinvested:
Investor Class	11,199	32,167
Institutional Class	3,363	9,380
Shares redeemed:
Investor Class	(219,783)	(158,801)
Institutional Class	(93,453)	(12,146)
Net increase in capital share transactions	264,961	165,617

[1]	Net of redemption fee proceeds of $5,525 and $1,833, respectively.

[2]	Net of redemption fee proceeds of $93 and $168, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$22.18	$20.55	$17.77	$14.86	$14.63
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.09)	(0.08)	(0.06)	(0.04)
Net realized and unrealized gain	8.56	3.05	2.88	3.46	0.57
Net increase from payments by affiliates (Note 3)	-	0.01	-	-	-
Total from investment operations	8.40	2.97	2.80	3.40	0.53

Less Distributions:
From net realized gain	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)
Total distributions	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)

Redemption Fee Proceeds[1]	0.02	0.02	- [2]	- [2]	0.01

Net asset value, end of period	$30.29	$22.18	$20.55	$17.77	$14.86

Total return[3]	38.51%	16.65%[4]	15.74%	23.59%	3.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,094	$7,072	$6,332	$3,910	$3,462

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.31%	1.34%	1.43%	1.48%	1.53%
After fees waived and expenses absorbed	1.21%	1.21%[5]	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.71)%	(0.59)%	(0.61)%	(0.60)%	(0.56)%
After fees waived and expenses absorbed	(0.61)%	(0.46)%	(0.43)%	(0.37)%	(0.28)%

Portfolio turnover rate	18%	15%	25%	13%	21%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Payments by affiliates had impact of 0.05% to the total return.
[5]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$22.56	$20.85	$17.98	$15.00	$14.73
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.04)	(0.03)	(0.02)	- [2]
Net realized and unrealized gain	8.71	3.10	2.92	3.49	0.58
Net increase from payments by affiliates (Note 3)	-	0.01	-	-	-
Total from investment operations	8.62	3.07	2.89	3.47	0.58

Less Distributions:
From net realized gain	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)
Total distributions	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)

Redemption Fee Proceeds[1]	0.01	- [2]	- [2]	- [2]	-

Net asset value, end of period	$30.88	$22.56	$20.85	$17.98	$15.00

Total return[3]	38.80%	16.80%[4]	16.06%	23.84%	4.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$219,223	$123,915	$91,668	$81,107	$57,698

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.06%	1.09%	1.18%	1.23%	1.28%
After fees waived and expenses absorbed	0.96%	0.96%[5]	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.46)%	(0.34)%	(0.36)%	(0.35)%	(0.31)%
After fees waived and expenses absorbed	(0.36)%	(0.21)%	(0.18)%	(0.12)%	(0.03)%

Portfolio turnover rate	18%	15%	25%	13%	21%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Payments by affiliates had impact of 0.05% to the total return.
[5]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.33	$14.83	$13.02	$10.81	$10.42
Income from Investment Operations:
Net investment loss	(0.10)	(0.07)	(0.07)	(0.08)	(0.06)
Net realized and unrealized gain	5.82	2.28	1.88	2.40	0.64
Total from investment operations	5.72	2.21	1.81	2.32	0.58

Less Distributions:
From net realized gain	(0.54)	(1.72)	-	(0.11)	(0.19)
Total distributions	(0.54)	(1.72)	-	(0.11)	(0.19)

Redemption Fee Proceeds[1]	0.01	0.01	- [2]	- [2]	-

Net asset value, end of period	$20.52	$15.33	$14.83	$13.02	$10.81

Total return[3]	38.69%	18.86%	13.90%	21.73%	5.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,986	$4,634	$3,292	$619	$284

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.54%	4.73%	7.90%	11.24%	12.84%
After fees waived and expenses absorbed	1.21%	1.21%[4]	1.20%[5]	1.40%	1.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.94)%	(4.04)%	(7.19)%	(10.53)%	(12.04)%
After fees waived and expenses absorbed	(0.61)%	(0.52)%	(0.49)%	(0.69)%	(0.60)%

Portfolio turnover rate	40%	36%	67%	13%	24%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.
[5]	Effective December 1, 2017 through December 1, 2018 the Advisor voluntarily agreed to limit its annual operating expenses to 1.20%.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.53	$14.97	$13.12	$10.86	$10.45
Income from Investment Operations:
Net investment loss	(0.06)	(0.04)	(0.03)	(0.05)	(0.03)
Net realized and unrealized gain	5.91	2.32	1.88	2.42	0.63
Total from investment operations	5.85	2.28	1.85	2.37	0.60

Less Distributions:
From net realized gain	(0.54)	(1.72)	-	(0.11)	(0.19)
Total distributions	(0.54)	(1.72)	-	(0.11)	(0.19)

Redemption Fee Proceeds[1]	- [2]	- [2]	-	-	-

Net asset value, end of period	$20.84	$15.53	$14.97	$13.12	$10.86

Total return[3]	38.97%	19.11%	14.10%	22.09%	5.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,889	$2,402	$1,040	$2,086	$1,599

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.29%	4.48%	7.65%	10.99%	12.59%
After fees waived and expenses absorbed	0.96%	0.96%[4]	0.95%[5]	1.15%	1.15%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.69)%	(3.79)%	(6.93)%	(10.28)%	(11.79)%
After fees waived and expenses absorbed	(0.36)%	(0.27)%	(0.23)%	(0.44)%	(0.35)%

Portfolio turnover rate	40%	36%	67%	13%	24%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.
[5]	Effective December 1, 2017 through December 1, 2018 the Advisor voluntarily agreed to limit its annual operating expenses to 0.95%.

See accompanying Notes to Financial Statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2020

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2017-2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of each Fund’s average daily net assets. Prior to October 1, 2020, the Eco Leaders Fund paid a monthly investment advisory fee at the annual rate of 0.90%. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Eco Leaders Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended November 30, 2020, the Advisor waived its advisory fees and absorbed other expenses totaling $162,786 and $218,957 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2020, the amount of these potentially recoverable expenses was $477,832 and $640,292 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2021	$172,781	$210,416
2022	142,265	210,919
2023	162,786	218,957
Total	$477,832	$640,292

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2020 are reported on the Statements of Operations.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

For the year ended November 30, 2019, UMBFS reimbursed the Growth Fund $45,082 for losses from an accounting error. This amount is reported on the Fund’s Statements of Changes under the caption “Net increase from payments by affiliates.” This reimbursement had an impact of 0.05% to the Fund’s total return.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2020, gross unrealized appreciation and (depreciation) of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$137,714,378	$10,746,755

Gross unrealized appreciation	$103,894,489	$4,275,981
Gross unrealized depreciation	(3,314,128)	(217,437)

Net unrealized appreciation on investments	$100,580,361	$4,058,544

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended November 30, 2020, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

	Increase (Decrease)
	Paid in Capital	Total Distributable Earnings
Growth Fund	(193,231)	193,231
Eco Leaders Fund	(23,959)	23,959

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Eco Leaders Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	7,808,574	718,061
Tax accumulated earnings	7,808,574	718,061

Accumulated capital and other losses	(594,458)	(47,176)
Unrealized deferred compensation	(4,792)	(4,459)
Net unrealized appreciation on investments	100,580,361	4,058,544
Total accumulated earnings	$107,789,685	$4,724,970

As of November 30, 2020, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Late-Year Ordinary Losses
Growth Fund	$594,458
Eco Leaders Fund	47,176

The tax character of the distributions paid during the fiscal years ended November 30, 2020 and November 30, 2019, were as follows:

	Growth Fund		Eco Leaders Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary Income	$-	$-	$-	$-
Net long-term capital gains	1,797,036	6,329,447	234,800	485,621
Total distributions paid	$1,797,036	$6,329,447	$234,800	$485,621

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended November 30, 2020 and the year ended November 30, 2019, redemption fees were as follows:

	Year ended November 30, 2020	Year Ended November 30, 2019
Growth Fund	$42,559	$7,821
Eco Leaders Fund	5,618	2,001

Note 6 – Investment Transactions

For the year ended November 30, 2020, for the Growth Fund and Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$76,634,002	$30,916,498
Eco Leaders Fund	7,701,624	3,696,242

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the year ended November 30, 2020, for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended November 30, 2020, for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2020, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$234,259,429	$-	$-	$234,259,429
Short-Term Investments	4,035,310	-	-	4,035,310
Total Investments	$238,294,739	$-	$-	$238,294,739

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$14,392,577	$-	$-	$14,392,577
Short-Term Investments	412,722	-	-	412,722
Total Investments	$14,805,299	$-	$-	$14,805,299

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

Note 11 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 12 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 13 – Events Subsequent to the Fiscal Periods End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 22, 2020, to shareholders of record on December 21, 2020 as follows:

		Long-Term Capital Gain		Short-Term Capital Gain	Income
Growth Fund	Investor Class Shares	$1.01013	$	None	$	None
Growth Fund	Institutional Class Shares	1.01013		None		None
Eco Leaders Fund	Investor Class Shares	0.97689		None		None
Eco Leaders Fund	Institutional Class Shares	0.97689		None		None

At a meeting held on December 8-9, 2020, based on the recommendation of the Advisor, the Board of Trustees of the Trust (the “Board”) has approved the proposed reorganization (the “Reorganization”) of the Riverbridge Eco Leaders Fund (the “Target Fund”) into the Riverbridge Growth Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”), subject to approval by the shareholders of the Target Fund.

In order to accomplish the Reorganization, the Board approved an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for an exchange of shares of each class of the Target Fund for shares of the same class of the Acquiring Fund, which would be distributed pro rata by the Target Fund to the holders of the shares of such class in complete liquidation of the Target Fund, and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund. Shareholders of each class of the Target Fund will receive shares of the Acquiring Fund equal in value to the shares of the Target Fund held by the shareholders prior to the Reorganization. The effect of the Reorganization will be that the Target Fund’s shareholders will become shareholders of the Acquiring Fund. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

The Funds’ Advisor will continue to serve as investment advisor to the Acquiring Fund following the Reorganization. The Target Fund and Acquiring Fund have substantially similar, but not identical, investment strategies. The primary difference is that the Target Fund’s strategy includes a policy to invest, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Eco Leader” companies, which are companies that the Advisor believes are transformational and ethical (i.e., companies that position themselves for sustainable market leadership, long-term growth, and capital appreciation), while demonstrating environmental stewardship, social responsibility and corporate governance best practices. Although the Acquiring Fund’s strategy does not include this policy, the Acquiring Fund focuses its investments on similar companies. As a result, the Reorganization is not expected to materially change the way Target Fund shareholders’ investments are managed.

The Board will call a meeting of the shareholders of the Target Fund to vote on the Plan. Management of the Trust expects the shareholder meeting to be held on or about March 17, 2021. If the Reorganization is approved by Target Fund shareholders, the Reorganization is expected to take effect in the first quarter of 2021.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Riverbridge Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Riverbridge Growth Fund and Riverbridge Eco Leaders (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 27, 2021

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2020, the Growth and Eco Leaders Funds designate $1,797,036 and $234,800 respectively, 20% as a rate gain distribution for purposes of the dividends paid deduction.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information, which is available, without charge, upon request by calling (888) 447-4470 The Trustees and officers of the Funds’ and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	2	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	2	361 Social Infrastructure Fund, a closed-end investment company.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	2	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	2	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill [a]* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	2	361 Social Infrastructure Fund, a closed-end investment company.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The Trust is comprised of 55 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At a meeting held on September 16-17, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Riverbridge Partners, LLC (the “Investment Advisor”) with respect to the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) and the Riverbridge Growth Fund (the “Growth Fund” and together with the Eco Leaders Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2020; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Eco Leaders Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Mid-Cap Growth Fund Universe median returns, the S&P 500 Index returns, and the Russell 3000 Growth Index returns.

●	The Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Mid-Cap Growth Fund Universe median returns, the S&P 500 Index returns, and the Russell 3000 Growth Index returns.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Eco Leaders Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Mid-Cap Growth Fund Universe and Peer Group medians by 0.15% and 0.225%, respectively. The Trustees noted, however, that the Investment Advisor had agreed to decrease the Fund’s advisory fee by 0.15%, to the same level as that of the Growth Fund, in light of the fact that the Investment Advisor had begun to focus on companies that have a net positive, or at least neutral, impact on the environment with respect to the Growth Fund, as well as the Eco Leaders Fund, and that as a result, over time the portfolios for the two Funds had become nearly identical. The Trustees also noted that the Eco Leaders Fund’s advisory fee was lower than the average fee that the Investment Advisor charges its institutional clients to manage separate accounts using the same strategy as the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.09%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Mid-Cap Growth Fund Universe median by 0.025%. The Trustees noted that the Fund’s advisory fee was lower than the average fee that the Investment Advisor charges its institutional clients to manage separate accounts with similar objectives and policies as the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.01%, and higher than the Fund Universe median by 0.10%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2020, noting that the Investment Advisor had waived a portion of its advisory fee for the Growth Fund, had waived its entire advisory fee and subsidized certain of the operating expenses for the Eco Leaders Fund, and had not realized a profit with respect to the Eco Leaders Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Growth Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Riverbridge Eco Leaders Fund

Riverbridge Growth Fund

The Board has appointed Riverbridge Partners, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
●	An overview of market liquidity for each Fund during the Program Reporting Period;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Riverbridge Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	6/1/20	11/30/20	6/1/20 – 11/30/20*
Actual Performance	$1,000.00	$1,224.30	$6.73
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.11

Institutional Class	6/1/20	11/30/20	6/1/20 – 11/30/20*
Actual Performance	$1,000.00	$1,225.40	$5.34
Hypothetical (5% annual return before expenses)	1,000.00	1,020.20	4.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Riverbridge Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended November 30, 2020 (Unaudited)

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	6/1/20	11/30/20	6/1/20 – 11/30/20*
Actual Performance	$1,000.00	$1,223.60	$6.73
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.11

Institutional Class	6/1/20	11/30/20	6/1/20 – 11/30/20*
Actual Performance	$1,000.00	$1,225.20	$5.34
Hypothetical (5% annual return before expenses)	1,000.00	1,020.20	4.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Investment Advisor

Riverbridge Partners, LLC

1200 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund – Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund – Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders® Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders® Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or a former shareholder to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 447-4470.

Riverbridge Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 447-4470

Item 1. Report to Stockholders (Continued).

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-447-4470

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2020	FYE 11/30/2019
Audit Fees	$ 31,800	$ 30,900
Audit-Related Fees	N/A	N/A
Tax Fees	$ 5,600	$ 5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2020	FYE 11/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/05/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/05/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/05/2021